Consolidated Statements of Changes in Shareholders' Equity - USD ($) $ in Thousands	Total	Common Class A	Common Class B	Ordinary shares Common Class A	Ordinary shares Common Class A Restricted Stock Units (RSUs)	Ordinary shares Common Class B	Treasury Stock [Member]	Additional paid-in capital	Accumulated other comprehensive income (loss)	Accumulated deficit
Beginning balance (in shares) at Dec. 31, 2022				386,297,589		76,179,938
Beginning balance at Dec. 31, 2022	$ 728,260			$ 39		$ 8	$ (41,815)	$ 1,134,704	$ (7,994)	$ (356,682)
Treasury shares at cost (in shares) at Dec. 31, 2022							(35,839,004)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Vesting of restricted shares and RSUs	152						$ 9,415	(9,263)
Vesting of restricted shares and RSUs (in shares)					3,048,212		5,469,616
Share-based compensation expense (Note 17)	21,901							21,901
Net Income (Loss)	(87,219)									(87,219)
Foreign currency translation adjustments	(3,418)								(3,418)
Settlement of VPP	3,791							3,791
Share repurchase (Note 16) (in shares)							(77,984,836)
Share repurchase (Note 16)	(62,441)						$ (62,441)
Unrealized gain on debt securities	1,385								1,385
Exercise of options (in shares)				1,978,416			9,658,772
Exercise of options	2,338						$ 15,125	(12,787)
Treasury shares at cost (in shares) at Dec. 31, 2023							(98,695,452)
Ending balance (in shares) at Dec. 31, 2023				391,324,217		76,179,938
Ending balance at Dec. 31, 2023	604,749			$ 39		$ 8	$ (79,716)	1,138,346	(10,027)	(443,901)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Vesting of restricted shares and RSUs							$ 4,401	(4,401)
Vesting of restricted shares and RSUs (in shares)							5,073,672
Share-based compensation expense (Note 17)	22,397							22,397
Net Income (Loss)	(42,727)									(42,727)
Foreign currency translation adjustments	(2,230)								(2,230)
Settlement of VPP	248							248
Share repurchase (Note 16) (in shares)							(16,805,024)
Share repurchase (Note 16)	(10,929)						$ (10,929)
Exercise of options (in shares)				1,052,000			15,207,180
Exercise of options	1,153						$ 13,505	(12,352)
Treasury shares at cost (in shares) at Dec. 31, 2024							(95,219,624)
Treasury shares at cost, value at Dec. 31, 2024	$ (72,739)
Ending balance (in shares) at Dec. 31, 2024	373,336,531	297,156,593	76,179,938	392,376,217		76,179,938
Ending balance at Dec. 31, 2024	$ 572,661			$ 39		$ 8	$ (72,739)	1,144,238	(12,257)	(486,628)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Vesting of restricted shares and RSUs							$ 1,436	(1,436)
Vesting of restricted shares and RSUs (in shares)					1,775,768		1,423,328
Share-based compensation expense (Note 17)	5,936							5,936
Net Income (Loss)	9,528									9,528
Foreign currency translation adjustments	2,270								2,270
Settlement of VPP	210							210
Share repurchase (Note 16) (in shares)							(31,539,296)
Share repurchase (Note 16)	$ (27,962)						$ (27,962)
Exercise of options (in shares)	3,602,932			287,096			3,981,344
Exercise of options	$ 205						$ 4,027	(3,822)
Treasury shares at cost (in shares) at Dec. 31, 2025							(121,354,248)
Treasury shares at cost, value at Dec. 31, 2025	$ (95,238)
Ending balance (in shares) at Dec. 31, 2025	349,264,771	273,084,833	76,179,938	394,439,081		76,179,938
Ending balance at Dec. 31, 2025	$ 562,848			$ 39		$ 8	$ (95,238)	$ 1,145,126	$ (9,987)	$ (477,100)